Related Party Transactions - Current Receivables From/Payables To Affiliates (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	$ 5	$ 5
Related Party Transaction, Due from (to) Related Party, Current	523	494
Exelon Generation Co L L C [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	117	103
Accounts Payable, Related Parties, Current	131	107
Exelon Generation Co L L C [Member] | Commonwealth Edison Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	41	28
Exelon Generation Co L L C [Member] | PECO Energy Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	30	17
Exelon Generation Co L L C [Member] | Baltimore Gas And Electric Company Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	4	11
Exelon Generation Co L L C [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Exelon Generation Co L L C [Member] | Potomac Electric Power Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	20	13
Exelon Generation Co L L C [Member] | Delmarva Power and Light Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	4	3
Exelon Generation Co L L C [Member] | Atlantic City Electric Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	7	6
Exelon Generation Co L L C [Member] | Other Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	11	25
Commonwealth Edison Co [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	16	22
Accounts Payable, Related Parties, Current	121	96
Commonwealth Edison Co [Member] | Exelon Generation Co LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	13	13
Commonwealth Edison Co [Member] | PECO Energy Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	1
Commonwealth Edison Co [Member] | Baltimore Gas And Electric Company Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Commonwealth Edison Co [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Commonwealth Edison Co [Member] | Potomac Electric Power Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	2
Commonwealth Edison Co [Member] | Delmarva Power and Light Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	1
Commonwealth Edison Co [Member] | Atlantic City Electric Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Commonwealth Edison Co [Member] | Other Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	3	5
Commonwealth Edison Co [Member] | Affiliated Entities [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	121	96
PECO Energy Co [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	1	2
Accounts Payable, Related Parties, Current	70	50
PECO Energy Co [Member] | Exelon Generation Co LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PECO Energy Co [Member] | Commonwealth Edison Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PECO Energy Co [Member] | Baltimore Gas And Electric Company Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PECO Energy Co [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	1	0
PECO Energy Co [Member] | Potomac Electric Power Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PECO Energy Co [Member] | Delmarva Power and Light Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PECO Energy Co [Member] | Atlantic City Electric Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PECO Energy Co [Member] | Other Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	2
Baltimore Gas and Electric Company [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	1	3
Accounts Payable, Related Parties, Current	48	61
Baltimore Gas and Electric Company [Member] | Exelon Generation Co LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Baltimore Gas and Electric Company [Member] | Commonwealth Edison Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Baltimore Gas and Electric Company [Member] | PECO Energy Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Baltimore Gas and Electric Company [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Baltimore Gas and Electric Company [Member] | Potomac Electric Power Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	1	1
Baltimore Gas and Electric Company [Member] | Delmarva Power and Light Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Baltimore Gas and Electric Company [Member] | Atlantic City Electric Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Baltimore Gas and Electric Company [Member] | Other Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	2
Pepco Holdings LLC [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	2	8
Accounts Payable, Related Parties, Current	104	104
Pepco Holdings LLC [Member] | Affiliated Entities [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	16	15
Potomac Electric Power Company [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	0	2
Accounts Payable, Related Parties, Current	59	55
Potomac Electric Power Company [Member] | Exelon Generation Co LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Potomac Electric Power Company [Member] | Commonwealth Edison Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Potomac Electric Power Company [Member] | PECO Energy Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Potomac Electric Power Company [Member] | Baltimore Gas And Electric Company Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Potomac Electric Power Company [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Potomac Electric Power Company [Member] | Delmarva Power and Light Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Potomac Electric Power Company [Member] | Atlantic City Electric Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Potomac Electric Power Company [Member] | Other Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	2
Delmarva Power & Light Company [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	1	1
Accounts Payable, Related Parties, Current	33	36
Atlantic City Electric Company [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	2	6
Accounts Payable, Related Parties, Current	31	31
Atlantic City Electric Company [Member] | Exelon Generation Co LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Atlantic City Electric Company [Member] | Commonwealth Edison Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Atlantic City Electric Company [Member] | PECO Energy Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Atlantic City Electric Company [Member] | Baltimore Gas And Electric Company Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Atlantic City Electric Company [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	1	0
Atlantic City Electric Company [Member] | Potomac Electric Power Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	1	0
Atlantic City Electric Company [Member] | Delmarva Power and Light Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Atlantic City Electric Company [Member] | Other Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	6
Business Services Company [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	306	271
Business Services Company [Member] | Exelon Generation Co LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	102	72
Business Services Company [Member] | Commonwealth Edison Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	71	59
Business Services Company [Member] | PECO Energy Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	36	28
Business Services Company [Member] | Baltimore Gas And Electric Company Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	41	47
Business Services Company [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	5	4
Business Services Company [Member] | Potomac Electric Power Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	21	25
Business Services Company [Member] | Delmarva Power and Light Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	17	21
Business Services Company [Member] | Atlantic City Electric Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	13	15
Business Services Company [Member] | Other Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PHI Service Company [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	32	33
PHI Service Company [Member] | Exelon Generation Co LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PHI Service Company [Member] | Commonwealth Edison Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PHI Service Company [Member] | PECO Energy Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PHI Service Company [Member] | Baltimore Gas And Electric Company Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PHI Service Company [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
PHI Service Company [Member] | Potomac Electric Power Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	12	14
PHI Service Company [Member] | Delmarva Power and Light Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	11	10
PHI Service Company [Member] | Atlantic City Electric Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	9	9
PHI Service Company [Member] | Other Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Other Legal Entities [Member]
Related Party Transaction [Line Items]
Receivables from affiliates, current	47	51
Accounts Payable, Related Parties, Current	14	43
Other Legal Entities [Member] | Exelon Generation Co LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	16	22
Other Legal Entities [Member] | Commonwealth Edison Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	9	9
Other Legal Entities [Member] | PECO Energy Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	4	4
Other Legal Entities [Member] | Baltimore Gas And Electric Company Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	3	3
Other Legal Entities [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	9	11
Other Legal Entities [Member] | Potomac Electric Power Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	3	0
Other Legal Entities [Member] | Delmarva Power and Light Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	1	1
Other Legal Entities [Member] | Atlantic City Electric Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	2	1
Delmarva Power & Light Co
Related Party Transaction [Line Items]
Receivables from affiliates, current	1	1
Accounts Payable, Related Parties, Current	33
Delmarva Power & Light Co | Exelon Generation Co LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Delmarva Power & Light Co | Commonwealth Edison Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Delmarva Power & Light Co | PECO Energy Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Delmarva Power & Light Co | Baltimore Gas And Electric Company Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Delmarva Power & Light Co | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Delmarva Power & Light Co | Potomac Electric Power Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	1	0
Delmarva Power & Light Co | Atlantic City Electric Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	0	0
Delmarva Power & Light Co | Other Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	$ 0	$ 1